Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

The principal related party balances as of June 30, 2023 and December 31, 2022 are as follows:

Amounts due from related parties:

		As of June 30, 2023	As of December 31, 2022
		(Unaudited)
Guardforce TH Group Company Limited	(c)	$1,749	$894
Guardforce AI Technology Limited	(c)	423	423
Guardforce AI Service Limited	(c)	423	423
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	(a)	5,544,156	7,312,883
Shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	(b)	2,160,000	7,020,000
Nanjing Zhongzhi Yonghao Robot Co., Ltd.	(c)	-	7,297
Nanchang Zongkun Intelligent Technology Co., Ltd.	(c)	-	7,310
Sichuan Qiantu Guardforce Robot Technology Co., Ltd.	(c)	-	3,777
Shanghai Nanshao Fire Engineering and Equipment Co., Ltd.	(c)	-	144,737
CSF Mingda Technology Co., Ltd	(c)	9,752	11,129
		$7,716,503	$14,508,873

(a)

Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited (“CIOT”) comprised of $4,481,346 representing prepayments for the purchase of robots from a related party and $1,062,809 receivables in connection with the robots returned to a related party.

On May 25, 2023, following the repayment plan provided by Tu Jingyi (“Mr. Tu”) to the Company on March 1, 2023 in connection with the settlement of the outstanding balance of the receivables due from the related parties under Mr. Tu’s control, the Company entered into an agreement with Mr. Tu, Shenzhen Intelligent Guardforce Robot Technology Co., Limited (“CIOT”), Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries (“Shenzhen Kewei”) and Guardforce Holdings (HK) Limited (“GF Holdings”) to legally enforce the right to set-off certain recognized related party receivable and payable amounts on a net basis (“Netting Arrangement”). Mr. Tu agreed to waive the Company’s repayment of the borrowings from Guardforce Holdings (HK) Limited in an aggregate amount of $1,500,000 to offset the same amount of related party receivables with CIOT. As of the date of this filing, the Company is negotiating with Mr. Tu on the settlement of the second installment of $1,500,000 which is due on September 30, 2023 in accordance with the repayment plan.

(b)

On May 24, 2022, the Company entered into a securities purchase agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in seven Kewei Group companies from Shenzhen Kewei. The acquisition purchase price of $21,600,000 in a mix of cash (10%) and restricted ordinary shares of the Company (90%) were fully paid during the year ended December 31, 2022. Based on the market share price at the issuance date, the equity portion of the deposit paid for business acquisitions was valued at $4,860,000.

On September 13, 2022, the Company terminated the securities purchase agreement, the cash paid to Shenzhen Kewei was agreed to be refunded and the shares issued to Shenzhen Kewei was agreed to be returned. On February 13, 2023, 243,000 restricted ordinary shares amounting to $4,860,000 were returned to and canceled by the Company.

On March 31, 2023, shareholders’ of Shenzhen Kewei repaid RMB2,000,000 (approximately $291,000) to the Company. On May 25, 2023, an amount of $1,500,000 due was offset with the borrowings from Guardforce Holdings (HK) Limited under the Netting Arrangement.

(c)	Amounts due from these related parties represent business advances for operational purposes.

Amounts due to related parties:

		As of June 30, 2023	As of December 31, 2022
		(Unaudited)
Tu Jingyi	(a)	$220,808	$210,028
Guardforce Holdings (HK) Limited	(b)	423,184	394,016
Guardforce Security (Thailand) Company Limited	(c)	68,897	77,413
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	(d)	2,569,448	2,403,555
Shenzhen Zhongzhi Yonghao Robot Co., Ltd.		376,391	394,151
Shenzhen Qianban Technology Co., Ltd.	(d)	-	99,733
Guardforce Security Service (Shanghai) Co., Ltd.	(e)	34,465	267,764
Shenzhen Guardforce Qiyun Technology Co., Ltd.	(e)	-	189
Shanghai Yongan Security Alarm System Co., Ltd.	(e)	9,650	21,842
Guardforce Aviation Security Company Limited	(c)	195	-
		$3,703,038	$3,868,691

(a)	Amounts due to Tu Jingyi represented interest accrued on the respective loans.

(b)	Amounts due to Guardforce Holdings (HK) Limited comprised of $195,398 advances made and $227,786 accrued interests on the loans.

(c)	Amounts due to Guardforce Security (Thailand) Company Limited and Guardforce Aviation Security Company Limited represent accounts payable for services provided by a related party.

(d)	Amounts due to Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries comprised of $2,590,621 representing trade payables for the purchase of robots from a related party and $22,173 expense paid on behalf by a related party.

(e)	Amounts due to related parties represent business advances for operational purposes.

Short-term borrowings from related parties:

		As of June 30, 2023	As of December 31, 2022
		(Unaudited)
Guardforce Holdings (HK) Limited	(a)	$1,666,846	$3,148,500

Long-term borrowings from related parties:

		As of June 30, 2023	As of December 31, 2022
		(Unaudited)
Guardforce Holdings (HK) Limited	(b)	$-	$18,346
Tu Jingyi	(c)	1,437,303	1,437,303
		$1,437,303	$1,455,649

(a)

On April 17, 2020, the Company borrowed $2,735,000 from Guardforce Holdings (HK) Limited. As of December 31, 2022, the outstanding balance of this loan was $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan was due on April 16, 2023 and was verbally agreed to extend with the same terms and conditions until this loan is scheduled to be settled in late 2023. For the six months ended June 30, 2023 and 2022, interest expense on this loan was $25,570 and $27,350, respectively. This loan is classified as short-term borrowing from a related party. On May 25, 2023, the principal amount of this loan of $1,068,154 was settled under the Netting Arrangement.

On September 9, 2020, the Company borrowed $413,500 from Guardforce Holdings (HK) Limited. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the six months ended June 30, 2023 and 2022, interest expense on this loan was $3,446 and $4,135, respectively. On May 25, 2023, the principal amount of this loan of $413,500 was settled under the Netting Arrangement.

(b)	On December 31, 2019, the Company borrowed $1,499,998 from Guardforce Holdings (HK) Limited. As of December 31, 2022, the outstanding balance of this loan was $18,346. The loan is unsecured and it bears an interest rate of 2%. The loan is due on June 30,2025. For the six months ended June 30, 2023 and 2022, interest expense on this loan was $153 and $770, respectively. On May 25, 2023, the principal amount of this loan of $18,346 was settled under the Netting Arrangement.

(c)	On September 1, 2018, the Company entered into an agreement with Tu Jingyi whereby Tu Jingyi loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 1.5%. The loan is due on June 30, 2025. For the six months ended June 30, 2023 and 2022, interest expense on this loan was $10,780 and $nil, respectively. This loan is classified as long-term borrowing from a related party.

The principal related party transactions for the six months ended June 30, 2023 and 2022 are as follows:

Related party transactions:

		For the six months ended June 30,
Nature		2023	2022
		(Unaudited)	(Unaudited)
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$68,897	$67,864
Guardforce Aviation Security Company Limited	(b)	600	-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases	(c)	-	7,008,322
Shenzhen Kewei Robot Technology Co., Ltd. – Purchases	(c)	141,569	844,255
Shenzhen Kewei Robot Technology Co., Limited – ICP	(d)	-	3,000,000
		$211,066	$10,920,441

Service/ Products delivered to related parties:
GF Technovation Company Limited – Sales	(e)	$-	$134,123

Nature of transactions:

(a)	Guardforce Security (Thailand) Company Limited provided security guard services to the Company;

(b)	Guardforce Aviation Security Company Limited provided escort services to the Company;

(c)	The Company purchased robots from Shenzhen Intelligent Guardforce Robot Technology Co., Limited and Shenzhen Kewei Robot Technology Co., Ltd. During the six months ended June 30, 2023, the Company purchased 207 robots amounting to $229,162 through an asset purchase agreement (Note 1) and $50,927 through placing standard purchase orders. In addition, 124 robots amounting to $138,520 were returned by the Company.

(d)	On February 8, 2022, the Company entered into a Commissioned Development Agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) for the development of a robotics management platform named GFAI Intelligent Cloud Platform V2.0 (“ICP”). The contract amount was $3,000,000 which was paid as a one-time lump sum payment after the execution of the agreement.

(e)	The Company sold robots and spare parts to GF Technovation Company Limited.